Offsets	Jan. 27, 2026 USD ($) securities
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Dynex Capital, Inc.
Form or Filing Type	S-3
File Number	333-289004
Initial Filing Date	Jul. 29, 2025
Fee Offset Claimed	$ 14,220.45	[1]
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | securities	7,354,187
Termination / Withdrawal Statement	The Registrant previously registered an aggregate of 75,000,000 shares of its Common Stock, offered by means of a 424(b)(5) prospectus supplement dated July 29, 2025 (the “Prior Prospectus Supplement”), pursuant to the Registration Statement. In connection with the filing of the Prior Prospectus Supplement, the registration fee was $145,023.98. As of the date of this prospectus supplement, 7,354,187 shares of Common Stock remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $14,220.45 in filing fees previously paid in connection with the filing of the Prior Prospectus Supplement and associated with such unsold securities is being applied to partially offset the filing fee payable in connection with this prospectus supplement. The offering pursuant to the Prior Prospectus Supplement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Dynex Capital, Inc.
Form or Filing Type	S-3
File Number	333-289004
Filing Date	Jul. 29, 2025
Fee Paid with Fee Offset Source	$ 14,220.45

[1]	The Registrant previously registered an aggregate of 75,000,000 shares of its Common Stock, offered by means of a 424(b)(5) prospectus supplement dated July 29, 2025 (the “Prior Prospectus Supplement”), pursuant to the Registration Statement. In connection with the filing of the Prior Prospectus Supplement, the registration fee was $145,023.98. As of the date of this prospectus supplement, 7,354,187 shares of Common Stock remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $14,220.45 in filing fees previously paid in connection with the filing of the Prior Prospectus Supplement and associated with such unsold securities is being applied to partially offset the filing fee payable in connection with this prospectus supplement. The offering pursuant to the Prior Prospectus Supplement has terminated.